STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Ordinary shares [Member]	Share premium [Member]	Capital reserve [Member]	Other comprehensive loss [Member]	Accumulated deficit [Member]	Total
BALANCE at Dec. 31, 2017	$ 2,836	$ 240,682	$ 10,337	$ (1,416)	$ (199,558)	$ 52,881
CHANGES IN
Issuance of share capital, net	263	8,567				8,830
Employee stock options exercised	11	415	(380)			46
Employee stock options forfeited and expired		528	(528)
Share-based compensation			2,526			2,526
Comprehensive loss for the year					(22,962)	(22,962)
BALANCE at Dec. 31, 2018	3,110	250,192	11,955	(1,416)	(222,520)	41,321
CHANGES IN
Issuance of share capital, net	1,580	14,165				15,745
Employee stock options exercised	2	83	(84)			1
Employee stock options forfeited and expired		1,498	(1,498)
Share-based compensation			1,759			1,759
Comprehensive loss for the year					(25,446)	(25,446)
BALANCE at Dec. 31, 2019	4,692	265,938	12,132	(1,416)	(247,966)	33,380
CHANGES IN
Issuance of share capital, net	4,777	9,395				14,172
Warrants exercised	393	2,826				3,219
Employee stock options exercised	8	228	(228)			8
Employee stock options forfeited and expired		854	(854)
Share-based compensation			1,272			1,272
Comprehensive loss for the year					(30,021)	(30,021)
BALANCE at Dec. 31, 2020	$ 9,870	$ 279,241	$ 12,322	$ (1,416)	$ (277,987)	$ 22,030